As filed with the Securities and Exchange Commission on October 22, 2015
                                                                                                                                   File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,517	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,517	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 20, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,517 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 20, 2015, the effectiveness of the registration statement for the iShares Emerging Markets Diversified Country Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 1,239 on October 31, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,299	January 13, 2015	February 12, 2015
1,323	February 11, 2015	March 11, 2015
1,357	March 10, 2015	April 9, 2015
1,387	April 8, 2015	May 8, 2015
1,420	May 7, 2015	June 5, 2015
1,431	June 4, 2015	July 2, 2015
1,486	July 30, 2015	August 28, 2015
1,500	August 27, 2015	September 25, 2015
1,508	September 24, 2015	October 23, 2015

This Post-Effective Amendment No. 1,517 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,239.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,517 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of October, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: October 22, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,517 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: October 22, 2015

John E. Martinez*
Trustee

Date: October 22, 2015

Cecilia H. Herbert*
Trustee

Date: October 22, 2015

Charles A. Hurty*
Trustee

Date: October 22, 2015

John E. Kerrigan*
Trustee

Date: October 22, 2015

Robert H. Silver*
Trustee

Date: October 22, 2015

Robert S. Kapito*
Trustee

Date: October 22, 2015

Madhav V. Rajan*
Trustee

Date: October 22, 2015

Jane D. Carlin*
Trustee

Date: October 22, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: October 22, 2015

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 22, 2015

*
Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 1,490.